Trade and Other Receivables - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Past Due [Member]
Trade And Other Receivables [Line Items]
Trade receivables past due	$ 5,024	$ 6,189	$ 11,798
Later than three months [member]
Trade And Other Receivables [Line Items]
Percentage of loss allowance recognised	100.00%
Trade receivables [member]
Trade And Other Receivables [Line Items]
Allowance recognised in profit or loss	$ 0	0	0
Set Off of trade receivables	$ 3	$ 100	$ 257